Description of Business (Details Narrative) - USD ($) $ in Millions		1 Months Ended	3 Months Ended
	Dec. 17, 2025	Jan. 31, 2025	Mar. 31, 2025
Joint venture formation description		SAI formed a 50:50 joint venture	SA Inc. formed a 50:50 joint venture with New Era Helium, Inc. (“NUAI”), named Texas Critical Data Centers LLC (“TCDC”), to fund, develop, and construct a planned 250MW net-zero energy data center behind the meter with a natural gas-fired power plant within the Permian Basin in Western Texas
Liabilities	$ 3.9
Sharon A I Inc [Member]
Liabilities	$ 3.9
Common Class A [Member]
Common stock issued	10,506,472
Common Class A [Member] | Sharon A I Inc [Member]
Common stock issued	10,506,472
Common Class B [Member]
Common stock issued	136,341
Common Class B [Member] | Sharon A I Inc [Member]
Common stock issued	136,341